Affiliate Transactions (Details) - USD ($) $ in Thousands		3 Months Ended										9 Months Ended		12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Affiliate Transaction [Line Items]
Contribution from parent														$ 50,000
Affiliate revenue														884	$ 1,142	$ 1,326
Other income														31	13	73
Total Affiliate Revenue														915	1,155	1,399
Accounts receivable - affiliate		$ 1,406						$ 1,908				$ 1,406	$ 1,406	1,406	1,908
Accounts payable - affiliate		7,190						6,598				7,190	7,190	7,190	6,598
Distributions to parent		25,000	$ 50,000		$ 10,000		$ 25,000	35,000	$ 40,000	$ 35,000	$ 25,000			110,000	135,000	115,000
Principal Owner [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Contribution from parent														50,000
Other income														19	3	30
Accounts receivable - affiliate		3						653				3	3	3	653
Accounts payable - affiliate		119						564				119	119	119	564
Distributions to parent														110,000	135,000	115,000
Non-cash equity contributions from parent															0	138,100
Support Group [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Affiliate revenue														884	1,142	1,322
Other income														0	0	10
Accounts receivable - affiliate		1,402						1,254				1,402	1,402	1,402	1,254
Accounts payable - affiliate		7,071						6,034				7,071	7,071	7,071	6,034
Transfer of pension plan liability and an equal amount of assets														1,771	2,055
Evangeline [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Affiliate revenue														0	0	4
Other income														0	0	9
Diversified Lands [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Other income														0	10	14
Perryville [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Other income														6	0	5
Attala [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Other income														6	0	5
Others [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Accounts receivable - affiliate		1						1				1	1	1	1
Accounts payable - affiliate		0						0				0	0	0	0
Other Operations [Member] | Support Group [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Expenses from transactions with related parties														46,116	53,079	50,801
Maintenance [Member] | Support Group [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Expenses from transactions with related parties														2,255	1,807	2,091
Taxes other than income taxes [Member] | Support Group [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Expenses from transactions with related parties														10	(3)	(9)
Other Expense [Member] | Support Group [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Expenses from transactions with related parties														106	403	339
Power purchased for utility customers [Member] | Evangeline [Member] | Cleco Power [Member]
Affiliate Transaction [Line Items]
Expenses from transactions with related parties														0	0	5,467
Predecessor [Member]
Affiliate Transaction [Line Items]
affiliate balances that were payable to or receivable from its non-consolidated affiliates								0							0
Affiliate revenue						$ 0									0	$ 0
Distributions to parent	$ 0						$ 0
Predecessor [Member] | Cleco Holdings [Member]
Affiliate Transaction [Line Items]
Accounts receivable - affiliate								7,669							7,669
Accounts payable - affiliate								$ 5,389							$ 5,389
Predecessor [Member] | Principal Owner [Member] | Cleco Holdings [Member]
Affiliate Transaction [Line Items]
Accounts payable - affiliate		0										0	0	0
Successor [Member]
Affiliate Transaction [Line Items]
Affiliate revenue													0
Distributions to parent		32,765	$ 28,000	$ 28,000								88,765
Successor [Member] | Cleco Holdings [Member]
Affiliate Transaction [Line Items]
Accounts receivable - affiliate		7,070										7,070	7,070	7,070
Accounts payable - affiliate		14,521										14,521	14,521	14,521
Successor [Member] | Principal Owner [Member] | Cleco Holdings [Member]
Affiliate Transaction [Line Items]
Contribution from parent													100,700
Distributions to parent													88,800
Maximum [Member] | Predecessor [Member] | Principal Owner [Member] | Cleco Holdings [Member]
Affiliate Transaction [Line Items]
Accounts receivable - affiliate		$ 100										$ 100	$ 100	$ 100